BOND PAYABLE (Details 1)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Balance	$ 1,756,709	¥ 275,452,000	$ 7,029,529	¥ 1,106,237,000
Less: Bond issuance cost		(1,824,560)
Bond payable	$ 371,017	58,175,440		¥ 96,807,020	[1]
Unsecured Private Placement Bonds Limited To Qualified Institutional Investors [Member] | April 282027 [Member]
Balance		¥ 60,000,000
Maturity date	Apr. 28, 2027
Effective interest rate	0.50%	0.50%

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.